Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) shares
Short-term borrowings	$ 13,061	¥ 85,566		¥ 75,223
Accounts payable	10,966	71,848		88,005
Salary and welfare payable	963	6,309		4,465
Accrued liabilities and other current liabilities	4,587	30,055		37,883
Amounts due to related parties, current	139	910		45
Other debts, current | ¥				76,252
Contract liabilities	590	3,866		7,702
Operating lease liabilities, current	1,231	8,063		7,969
Derivative liabilities	1,526	9,996		14,351
Deferred tax liabilities	1,367	8,958		10,591
Operating lease liabilities, non-current	3,052	19,997		5,375
Long-term borrowings	10,390	68,075		53,148
Other debts, non-current	66,133	433,292		165,774
Amounts due to related parties, non-current | ¥				¥ 11,521
Common Stock, Shares, Issued			22,238,454	22,238,454
Common Stock, Shares, Outstanding			22,238,454	22,238,454
Nonrecourse [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Short-term borrowings | ¥		3,484		¥ 2,761
Accounts payable | ¥		439,879		331,760
Salary and welfare payable | ¥		4,851		3,789
Accrued liabilities and other current liabilities | ¥		225,709		116,516
Amounts due to related parties, current | ¥		910		45
Other debts, current | ¥		0		0
Contract liabilities | ¥		3,706		7,621
Operating lease liabilities, current | ¥		7,726		6,652
Derivative liabilities	$ 0	0	$ 0	0
Deferred tax liabilities | ¥		1,852		2,593
Operating lease liabilities, non-current | ¥		19,997		5,375
Long-term borrowings | ¥		872		982
Other debts, non-current | ¥		415,122		147,774
Amounts due to related parties, non-current | ¥		¥ 0		¥ 10,450
Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001		$ 0.001
Common Stock, Shares Authorized	153,000,000	153,000,000	153,000,000	153,000,000
Common Stock, Shares, Issued	0	0	22,238,454	22,238,454
Common Stock, Shares, Outstanding	0	0	22,238,454	22,238,454
Series A Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares	$ 0.001		$ 0.001
Convertible Preferred Shares, Authorized	11,000,000	11,000,000	11,000,000	11,000,000
Convertible Preferred Shares, Issued	0	0	10,340,000	10,340,000
Convertible Preferred Shares, Outstanding	0	0	10,340,000	10,340,000
Series B Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares	$ 0.001		$ 0.001
Convertible Preferred Shares, Authorized	10,000,000	10,000,000	10,000,000	10,000,000
Convertible Preferred Shares, Issued	0	0	9,067,384	9,067,384
Convertible Preferred Shares, Outstanding	0	0	9,067,384	9,067,384
Series C Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares	$ 0.001		$ 0.001
Convertible Preferred Shares, Authorized	6,000,000	6,000,000	6,000,000	6,000,000
Convertible Preferred Shares, Issued	0	0	5,518,101	5,518,101
Convertible Preferred Shares, Outstanding	0	0	5,518,101	5,518,101
Series D Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares	$ 0.001		$ 0.001
Convertible Preferred Shares, Authorized	3,000,000	3,000,000	3,000,000	3,000,000
Convertible Preferred Shares, Issued	0	0	2,526,026	2,526,026
Convertible Preferred Shares, Outstanding	0	0	2,526,026	2,526,026
Series D-1 Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares	$ 0.001		$ 0.001
Convertible Preferred Shares, Authorized	3,000,000	3,000,000	3,000,000	3,000,000
Convertible Preferred Shares, Issued	0	0	2,178,530	2,178,530
Convertible Preferred Shares, Outstanding	0	0	2,178,530	2,178,530
Series D-2 Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares	$ 0.00001		$ 0.00001
Convertible Preferred Shares, Authorized	2,000,000	2,000,000	2,000,000	2,000,000
Convertible Preferred Shares, Issued	0	0	1,182,803	1,182,803
Convertible Preferred Shares, Outstanding	0	0	1,182,803	1,182,803
Series E Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Par Value Per Share | $ / shares	$ 0.001		$ 0.001
Convertible Preferred Shares, Authorized	7,000,000	7,000,000	3,000,000	3,000,000
Convertible Preferred Shares, Issued	0	0	1,042,623	1,042,623
Convertible Preferred Shares, Outstanding	0	0	1,042,623	1,042,623
Class A Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001		$ 0.001
Common Stock, Shares Authorized	129,500,000	129,500,000	0	0
Common Stock, Shares, Issued	54,505,108	54,505,108	0	0
Common Stock, Shares, Outstanding	54,505,108	54,505,108	0	0
Class B Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001		$ 0.001
Common Stock, Shares Authorized	15,000,000	15,000,000	0	0
Common Stock, Shares, Issued	13,037,729	13,037,729	0	0
Common Stock, Shares, Outstanding	13,037,729	13,037,729	0	0